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QUARTERLY REPORT

T-REX 2X INVERSE TESLA DAILY TARGET ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

Other Assets, Net of Liabilities - 100.00%(A)	$52,695,767
TOTAL NET ASSETS - 100.00%	$52,695,767

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
TD Cowen	Tesla, Inc.	Pay	OBFR01(B)-50bps	Monthly	4/30/2026	$(3,217,868)	$(275,127)
CF Secured, LLC.	Tesla, Inc.	Pay	OBFR01(B)-300bps	Monthly	8/10/2026	(23,560,400)	(71,501)
Marex Prime Services	Tesla, Inc.	Pay	OBFR01(B)-100bps	Monthly	8/25/2026	(38,340,808)	961,101
Clear Street Derivatives, LLC.	Tesla, Inc.	Pay	OBFR01(B) -45bps	Quarterly	10/7/2026	(42,733,778)	2,871,089
TOTAL RETURN SWAP CONTRACTS						$(107,852,854)	$3,485,562

(A)Includes cash which is being held as collateral for total return swap contracts.

(B)OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

QUARTERLY REPORT

T-REX 2X INVERSE TESLA DAILY TARGET ETF

Schedule of Investments (continued)March 31, 2026 (unaudited)

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Net Unrealized Appreciation of Total Return Swap Contracts	$ —	$3,485,562	$—	$3,485,562
	$—	$3,485,562	$—	$3,485,562